Fair value measurements	12 Months Ended
Mar. 31, 2019
Fair value measurements

28. Fair value measurements:

In accordance with U.S.GAAP, Toyota classifies fair value into three levels of input as follows which are used to measure it.

Level 1:	Quoted prices in active markets for identical assets or liabilities

Level 2:	Quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; valuation of assets or liabilities using inputs, other than quoted prices, that are observable

Level 3:	Valuation of assets or liabilities using unobservable inputs which reflect the reporting entity’s assumptions

The following table summarizes the fair values of the assets and liabilities measured at fair value on a recurring basis as of March 31, 2018 and 2019. Transfers between levels of the fair value are recognized at the end of their respective reporting periods:

	Yen in millions
	March 31, 2018
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents	44,897	774,209	—	819,106
Time deposits	—	400,000	—	400,000
Marketable securities and other securities investments
Public and corporate bonds	4,778,019	1,523,227	7,488	6,308,734
Common stocks	2,582,115	—	—	2,582,115
Other	169,282	50,746	—	220,028
Investments measured at net asset value	—	—	—	516,951
Derivative financial instruments	—	257,795	9	257,804

Total	7,574,313	3,005,977	7,497	11,104,738

Liabilities
Derivative financial instruments	—	(194,935)	(2,221)	(197,156)

Total	—	(194,935)	(2,221)	(197,156)

	Yen in millions
	March 31, 2019
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents	249,193	594,200	—	843,393
Time deposits	—	520,000	—	520,000
Marketable securities and other securities investments
Public and corporate bonds	4,378,543	1,452,475	15,171	5,846,189
Common stocks	2,154,951	—	—	2,154,951
Other	189,389	6,007	—	195,396
Investments measured at net asset value	—	—	—	98,451
Derivative financial instruments	—	200,256	77	200,333

Total	6,972,076	2,772,938	15,248	9,858,713

Liabilities
Derivative financial instruments	—	(231,915)	—	(231,915)

Total	—	(231,915)	—	(231,915)

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy.

The following is description of the assets and liabilities measured at fair value, information about the valuation techniques used to measure fair value, key inputs and significant assumptions:

Cash equivalents and time deposits -

Cash equivalents include money market funds and other investments with original maturities of three months or less. Cash equivalents classified in Level 2 include negotiable certificate of deposit with original maturities of three months or less. These are measured at fair value using primarily observable interest rates in the market. Time deposits consist of negotiable certificates of deposit with original maturities over three months. These are measured at fair value using primarily observable interest rates in the market.

Marketable securities and other securities investments -

Marketable securities and other securities investments include public and corporate bonds, common stocks and other investments. Public and corporate bonds include government bonds. Japanese bonds and foreign bonds including U.S., European and other bonds represent 16% and 84% (as of March 31, 2018) and 17% and 83% (as of March 31, 2019) of public and corporate bonds, respectively. Listed stocks on the Japanese stock markets represent 93% and 91% of common stocks as of March 31, 2018 and 2019, respectively. Toyota uses primarily quoted market prices for identical assets to measure fair value of these securities.

Derivative financial instruments -

See note 21 to the consolidated financial statements about derivative financial instruments. Toyota primarily estimates the fair value of derivative financial instruments using industry-standard valuation models that require observable inputs including interest rates and foreign exchange rates, and the contractual terms. The usage of these models does not require significant judgment to be applied. These derivative financial instruments are classified in Level 2. In other certain cases when market data is not available, key inputs to the fair value measurement include quotes from counterparties, and other market data. Toyota assesses the reasonableness of changes of the quotes using observable market data. These derivative financial instruments are classified in Level 3. Toyota’s derivative fair value measurements consider assumptions about counterparty and Toyota’s own non-performance risk, using such as credit default probabilities.

The following table summarizes the changes in Level 3 assets and liabilities measured at fair value on a recurring basis for the periods ended March 31, 2017, 2018 and 2019:

	Yen in millions
	For the year ended March 31, 2017
	Marketable securities and other securities investments	Derivative financial instruments	Total
Balance at beginning of year	10,334	2,849	13,183
Total gains (losses)
Included in income (loss)	(16)	(7,310)	(7,326)
Included in other comprehensive income (loss)	60	—	60
Purchases and issuances	1,126	—	1,126
Settlements	(2,282)	(2,693)	(4,975)
Other	(275)	(368)	(643)

Balance at end of year	8,947	(7,522)	1,425

	Yen in millions
	For the year ended March 31, 2018
	Marketable securities and other securities investments	Derivative financial instruments	Total
Balance at beginning of year	8,947	(7,522)	1,425
Total gains (losses)
Included in income (loss)	17	805	822
Included in other comprehensive income (loss)	(12)	—	(12)
Purchases and issuances	3,860	—	3,860
Settlements	(4,739)	4,320	(419)
Other	(585)	185	(400)

Balance at end of year	7,488	(2,212)	5,276

	Yen in millions
	For the year ended March 31, 2019
	Marketable securities and other securities investments	Derivative financial instruments	Total
Balance at beginning of year	7,488	(2,212)	5,276
Total gains (losses)
Included in income (loss)	1	3,169	3,170
Included in other comprehensive income (loss)	82	—	82
Purchases and issuances	5,254	—	5,254
Settlements	(2,875)	(784)	(3,659)
Other	337	(96)	241

Balance at end of year	10,287	77	10,364

“Included in income (loss)” in marketable securities and other securities investments and derivative financial instruments are included in “Other income (loss), net” and “Cost of financing operations” in the accompanying consolidated statements of income, respectively.

In the reconciliation table above, derivative financial instruments are presented net of assets and liabilities. “Other” includes the currency translation adjustments for the years ended March 31, 2017, 2018 and 2019.

As of March 31, 2019, the Level 3 assets and liabilities measured at fair value on a recurring basis are not significant.

Certain assets and liabilities are measured at fair value on a nonrecurring basis. During the years ended March 31, 2018 and 2019, Toyota measured certain finance receivables at fair value of ¥45,492 million and ¥58,611 million based on the collateral value, resulting in loss of ¥4,190 million and loss of ¥3,305 million, respectively. This fair value measurement on a nonrecurring basis is classified in Level 3. See note 22 to the consolidated financial statements for the fair value measurement. These Level 3 financial assets are not significant.